GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 -GENERAL

AppYea, Inc. (“AppYea”, “the Company”, “we” or “us”) was incorporated in the State of South Dakota on November 26, 2012 to engage in the acquisition, purchase, maintenance and creation of mobile software applications. The Company is in the development stage with no significant revenues and no operating history. On November 1, 2021 the Company was redomiciled in the State of Nevada.

The Company’s common stock is traded on the OTC Markets, pink tier, under the symbol “APYP”.

Reverse merger

In anticipation of the reverse merger described below, on July 2, 2021, Boris Molchadsky a majority shareholder of the Company, acquired in a private transaction from the former majority shareholder two hundred and twenty-five thousand (225,000) Shares of Series A Preferred Stock of the Company. The Series A Preferred Shares have the right to vote at 1,000 to 1 as shares of common stock and are convertible at a rate of 1,500 to 1 as shares of common stock of the Company. The acquisition of the Preferred Shares provided Boris Molchadsky control of a majority of the Company’s voting equity capital.

On August 2, 2021, the Company entered into a stock exchange agreement with SleepX Ltd., a company formed under the laws of the State of Israel (“SleepX”) and controlled by the majority shareholder of AppYea, Pursuant to the agreement, the outstanding equity capital consisting of 1,724 common shares of SleepX was exchanged for 174,595,634 shares of common stock of the Company, based on the agreement that determined that to SleepX shareholders will be issued common shares in the amount that will result in them holding 80% of the common shares issued of AppYea. As a result, SleepX became a wholly owned subsidiary of the Company. On December 31, 2021, the terms of the agreement were fulfilled; however, the issuance of the shares to SleepX shareholders, due to administrative matters, was completed in March 2022 after the Company completed a reverse stock split.

As of the result of the transactions mentioned above, Mr. Molchadsky controls approximately 74% of the total voting power of AppYea.

SleepX is an Israeli research and development company that has developed a unique product for monitoring and treating sleep apnea and snoring. The technology is protected by several international patents and, subject to raising working capital, of which no assurance can be provided, the Company plans to start serial production in 2022. The Company will focus on further development and commercialization of the products. Its strategy will include continued investment in research and development and new initiatives in sales and marketing.

SleepX has incorporated, together with an unrelated third party, a privately held company under the laws of the State of Israel named Ta-nooma Ltd. (“Ta-nooma”). Ta-nooma has developed sleeping monitoring technology for which patent applications were filed and has no revenue from operation. Since its incorporation and as of the financial statements date, SleepX holds 73.8% of the voting interest of Ta-nooma.

In addition to SleepX, the Company has four wholly owned subsidiaries with no active operations.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 -GENERAL (cont.)

Accounting treatment of Acquisition

AppYea did not have an operation as of the date of the transactions and the Acquisition was accounted for as a reverse merger. The entity that issues securities (the legal acquirer or-AppYea) is identified as the acquiree for accounting purposes. The entity whose interests are acquired (SleepX.) is the acquirer for accounting purposes. Since SleepX is considered the accounting acquirer, these consolidated financial statements are prepared as a continuation of the operations of SleepX, except for the legal capital which is of AppYea.

The legal capital of AppYea in the financial statements is restated using the exchange ratio established in the stock exchange agreement to reflect the number of shares of the legal acquirer issued in the reverse merger.

Financial position

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations and is dependent upon external sources for financing its operations. As of June 30, 2022, and December 31, 2021, the Company has an accumulated deficit of $3,260,000 and $3,205,000, respectively. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities on commercially reasonable terms or at all. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of its product candidates or may be required to implement cost reduction measures and may be required to delay part of its development programs.

The financial statements do not include any adjustments for the values of assets and liabilities and their classification that may be necessary in the event that the Company is no longer able to continue its operations as a “going concern”.

NOTE 1 - GENERAL

AppYea, Inc. (“AppYea”, “the Company”, “we” or “us”) was incorporated in the State of South Dakota on November 26, 2012 to engage in the acquisition, purchase, maintenance and creation of mobile software applications. The Company is in the development stage with no significant revenues and no operating history. On November 1, 2021 the Company was redomiciled in the State of Nevada.

The Company’s common stock is traded on the OTC Markets, pink tier, under the symbol “APYP”.

Reverse merger

In anticipation of the reverse merger described below, on July 2, 2021, Boris Molchadsky a majority shareholder of the Company, acquired in a private transaction from the former majority shareholder two hundred and twenty-five thousand (225,000) Shares of Series A Preferred Stock of the Company. The Series A Preferred Shares have the right to vote 1,000 to 1 as shares of common stock and are convertible into 1,500 to 1 of the shares of common stock of the Company. The acquisition of the Preferred Shares provided Boris Molchadsky control of a majority of the Company’s voting equity capital.

On August 2, 2021, the Company entered into a stock exchange agreement with SleepX Ltd., a company formed under the laws of the State of Israel (“SleepX”) and controlled by the majority shareholder of AppYea, Pursuant to the agreement, the outstanding equity capital consisting of 1,724 common shares of SleepX was exchanged for 174,595,634 shares of common stock of the Company, based on the agreement that determined that to SleepX shareholders will be issued common shares in the amount that will result in them holding 80% of the common shares issued of AppYea , As a result, SleepX became a wholly owned subsidiary of the Company. On December 31, 2021, the terms of the agreement were fulfilled; however, the issuance of the shares to SleepX shareholders, due to administrative matters was completed in March 2022 after the Company completed a reverse stock split (see Note 9E).

As of the result of the transactions mentioned above, Mr. Molchadsky controls approximately 74% of the total voting power of AppYea.

SleepX is an Israeli research and development company that has developed a unique product for monitoring and treating sleep apnea and snoring. The technology is protected by several international patents and, subject to raising working capital, of which no assurance can be provided, the Company plans to start serial production in 2022. The Company will focus on further development and commercialization of the products. Its strategy will include continued investment in research and development and new initiatives in sales and marketing.

SleepX has incorporated, together with an unrelated third party, a privately held company under the laws of the State of Israel named Ta-nooma Ltd. (“Ta-nooma”). Ta-nooma has developed sleeping monitoring technology for which patent applications were filed and has no revenue from operation. Since its incorporation and as of the financial statements date, Sleepx holds 73.8% of the voting interest of Ta-nooma.

In addition to SleepX, the Company has four wholly owned subsidiaries with no active operations.

Accounting treatment of Acquisition

AppYea did not have an operation as of the date of the transactions and the Acquisition was accounted for as a reverse merger -a reverse capitalization. The entity that issues securities (the legal acquirer or-AppYea) is identified as the acquiree for accounting purposes. The entity whose interests are acquired (SleepX.) is the acquirer for accounting purposes. Since SleepX is considered the accounting acquirer, these consolidated financial statements are prepared as a continuation of the operations of SleepX, except for the legal capital which is of AppYea.

The legal capital of AppYea in the financial statements is restated using the exchange ratio established in the stock exchange agreement to reflect the number of shares of the legal acquirer issued in the reverse merger.

Following the above, as of December 31, 2021, the date of the transaction, the fair value of the net liabilities of AppYea was $2,453,000.

This amount is presented as cost of the reverse merger in the statement of operations.

Financial position

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations and is dependent upon external sources for financing its operations. As of December 31, 2021, the Company has an accumulated deficit and stockholders’ deficiency of $3,205,000 and $2,416,000, respectively. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities on commercially reasonable terms or at all. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of its product candidates or may be required to implement cost reduction measures and may be required to delay part of its development programs.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - GENERAL (cont.)

The financial statements do not include any adjustments for the values of assets and liabilities and their classification that may be necessary in the event that the Company is no longer able to continue its operations as a “going concern”.